Summary of share capital (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 35,776	$ 49,418	$ 52,986
Balance	$ 26,278	35,776	49,418
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,855,876
Balance	$ 293,410	$ 293,410	293,410
Number of shares issued	4,855,876	4,855,876
Balance	$ 293,410	$ 293,410	$ 293,410